Securities Pledged assets (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Pledged assets	$ 99	$ 81
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	74	64
Pledged securities	90	70
Pledged loans	6	5
Pledged trading assets	2	5
Pledged interest-bearing deposits	1	1
Pledged assets permitted to be sold or repledged	9	5
Market value of securities that can be sold or repledged	47	31
Fair value of securities received as collateral that have been resold or repledged	$ 19	$ 13